Changes in the accretable yield for the acquired loans in the Westernbank FDIC-assisted transaction (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accretable yield
Beginning Balance	$ 1,451,669	$ 1,470,259
Accretion	(279,708)	(280,596)
Change In Expected Cash Flows	137,244	262,006
Ending Balance	1,309,205	1,451,669
Carrying amount of loans
Beginning Balance	3,491,759	4,036,471
Accretion	279,708	280,596
Collections	(943,520)	(825,308)
Ending Balance	2,827,947	3,491,759
Less: Allowance for loan losses	(93,915)	(95,407)
Carrying amount, net of allowance	2,734,032	3,396,352
Performing Financing Receivable Member
Accretable yield
Beginning Balance	1,446,381	1,428,764
Accretion	(268,005)	(258,901)
Change In Expected Cash Flows	119,349	276,518
Ending Balance	1,297,725	1,446,381
Carrying amount of loans
Beginning Balance	3,051,964	3,446,451
Accretion	268,005	258,901
Collections	(810,894)	(653,388)
Ending Balance	2,509,075	3,051,964
Less: Allowance for loan losses	(57,594)	(48,365)
Carrying amount, net of allowance	2,451,481	3,003,599
Nonperforming Financing Receivable Member
Accretable yield
Beginning Balance	5,288	41,495
Accretion	(11,703)	(21,695)
Change In Expected Cash Flows	17,895	(14,512)
Ending Balance	11,480	5,288
Carrying amount of loans
Beginning Balance	439,795	590,020
Accretion	11,703	21,695
Collections	(132,626)	(171,920)
Ending Balance	318,872	439,795
Less: Allowance for loan losses	(36,321)	(47,042)
Carrying amount, net of allowance	$ 282,551	$ 392,753